Note 29 - Related Party Transactions and Key Management Personnel Remuneration (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	As at	As at
	March 31, 2018	March 31, 2017
Salaries and benefits	$8,939	$7,199
Share-based compensation, net	3,738	3,223
	$12,677	$10,422